SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income attributable to controlling interest	$ 1,533,059	$ 1,450,571	$ 3,449,162	$ 2,977,050
Basic	12,361,313	12,292,452	12,316,254	12,240,641
Diluted	12,543,674	12,518,331	12,505,522	12,302,552
Basic and diluted	$ 0.12	$ 0.12	$ 0.28	$ 0.24